December 15, 2020

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:   Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 92 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add the following new series to the Trust: State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and State Farm Municipal Bond Fund.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297